Employee benefit plans	12 Months Ended
Dec. 31, 2011
Employee benefit plans

Note 19—Employee benefit plans

BNY Mellon has defined benefit and defined contribution retirement plans covering substantially all full-time and eligible part-time employees and other post-retirement plans providing healthcare benefits for certain retired employees.

Pension and post-retirement healthcare plans

The following tables report the combined data for our domestic and foreign defined benefit pension and post-retirement healthcare plans.

	Pension Benefits				Healthcare Benefits
	Domestic		Foreign		Domestic		Foreign
(dollar amounts in millions)	2011	2010	2011	2010	2011	2010	2011	2010
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.75%	5.71%	4.97%	5.29%	4.75%	5.71%	5.00%	5.40%
Rate of compensation increase	3.00	3.50	3.57	4.47	3.00	3.50	-	-
Change in benefit obligation (a)
Benefit obligation at beginning of period	$(3,139)	$(2,835)	$(626)	$(555)	$(232)	$(242)	$(3)	$(3)
Service cost	(64)	(90)	(33)	(28)	(2)	(2)	-	-
Interest cost	(174)	(171)	(36)	(30)	(13)	(14)	-	-
Employee contributions	-	-	(1)	(1)	-	-	-	-
Amendments	-	26	-	(3)	-	-	-	-
Actuarial gain (loss)	(397)	(224)	(5)	(28)	(67)	5	(1)	-
(Acquisitions) divestitures	-	-	-	(11)	-	-	-	-
Curtailments	(5)	-	-	-	-	-	-	-
Benefits paid	140	155	12	10	26	21	-	-
Foreign exchange adjustment	N/A	N/A	5	20	N/A	N/A	-	-
Benefit obligation at end of period	(3,639)	(3,139)	(684)	(626)	(288)	(232)	(4)	(3)
Change in fair value of plan assets
Fair value at beginning of period	3,628	3,331	611	540	71	66	-	-
Actual return on plan assets	26	427	30	70	2	5	-	-
Employer contributions	15	25	56	21	26	21	-	-
Employee contributions	-	-	1	1	-	-	-	-
Acquisitions (divestitures)	-	-	-	10	-	-	-	-
Benefit payments	(140)	(155)	(12)	(10)	(26)	(21)	-	-
Foreign exchange adjustment	N/A	N/A	(5)	(21)	N/A	N/A	-	-
Fair value at end of period	3,529	3,628	681	611	73	71	-	-
Funded status at end of period	$(110)	$489	$(3)	$(15)	$(215)	$(161)	$(4)	$(3)
Amounts recognized in accumulated other comprehensive (income) loss consist of:
Net loss (gain)	$2,126	$1,582	$188	$177	$124	$56	$(2)	$(4)
Prior service cost (credit)	(78)	(94)	3	3	(3)	(4)	-	-
Net initial obligation (asset)	-	-	-	-	3	8	-	-
Total (before tax effects)	$2,048	$1,488	$191	$180	$124	$60	$(2)	$(4)
(a)	The benefit obligation for pension benefits is the projected benefit obligation and for healthcare benefits, it is the accumulated benefit obligation.

Net periodic benefit cost (credit)	Pension Benefits							Healthcare Benefits
	Domestic				Foreign			Domestic			Foreign
(dollar amounts in millions)	2011	2010	2009		2011	2010	2009	2011	2010	2009	2011	2010	2009
Weighted-average assumptions as of Jan. 1:
Market-related value of plan assets	$3,836	$3,861	$3,651		$624	$529	$459	$78	$76	$77	N/A	N/A	N/A
Discount rate	5.71%	6.21%	6.38%		5.29%	5.74%	6.18%	5.71%	6.21%	6.38%	5.40%	5.85%	6.25%
Expected rate of return on plan assets	7.50	8.00	8.00		6.38	6.69	6.40	7.50	8.00	8.00	N/A	N/A	N/A
Rate of compensation increase	3.50	3.50	3.50		4.47	4.64	4.11	3.50	3.50	3.50	N/A	N/A	N/A
Components of net periodic benefit cost (credit):
Service cost	$64	$90	$96		$33	$28	$20	$2	$2	$2	$-	$-	$-
Interest cost	174	171	160		36	30	24	13	14	16	-	-	-
Expected return on assets	(282)	(303)	(295)		(43)	(37)	(32)	(6)	(6)	(6)	-	-	-
Amortization of:
Net initial obligation (asset)	-	-	-		-	-	-	5	4	4	-	-	-
Prior service cost (credit)	(16)	(14)	(14)		-	-	-	(1)	-	-	-	-	-
Net actuarial (gain) loss	109	71	26		14	11	3	3	5	5	(1)	(1)	(1)
Settlement (gain) loss	-	-	5		-	-	-	-	-	-	-	-	-
Curtailment (gain) loss	5	-	-		-	-	-	-	-	-	-	-	-
Other	-	-	(10)		(1)	-	-	-	-	-	-	-	-
Net periodic benefit cost (credit)	$54	$15	$(32	) (a)	$39	$32	$15	$16	$19	$21	$(1)	$(1)	$(1)
(a)	Includes discontinued operations.

Changes in other comprehensive (income) loss in 2011	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
Net loss (gain) arising during period	$653	$22	$71	$1
Recognition of prior years’ net gain (loss)	(109)	(14)	(3)	1
Prior service cost (credit) arising during period	-	-	-	-
Recognition of prior years’ service (cost) credit	16	-	1	-
Recognition of net initial (obligation) asset	-	-	(5)	-
Foreign exchange adjustment	N/A	3	-	-
Total recognized in other comprehensive (income) loss (before tax effects)	$560	$11	$64	$2

Amounts expected to be recognized in net periodic benefit cost (income) in 2012 (before tax effects)	Pension Benefits		Healthcare Benefits
(in millions)	Domestic	Foreign	Domestic	Foreign
(Gain) loss recognition	$167	$12	$9	$-
Prior service cost recognition	(16)	-	-	-
Net initial obligation (asset) recognition	-	-	3	-

	Domestic		Foreign
(in millions)	2011	2010	2011	2010
Pension benefits:
Prepaid benefit cost	$103	$680	$41	$52
Accrued benefit cost	(213)	(191)	(44)	(67)
Total pension benefits	$(110)	$489	$(3)	$(15)
Healthcare benefits:
Accrued benefit cost	$(215)	$(161)	$(4)	$(3)
Total healthcare benefits	$(215)	$(161)	$(4)	$(3)

The accumulated benefit obligation for all defined benefit plans was $4.1 billion at Dec. 31, 2011 and $3.6 billion at Dec. 31, 2010.

Plans with obligations in excess of plan assets	Domestic		Foreign
(in millions)	2011	2010	2011	2010
Projected benefit obligation	$234	$212	$35	$32
Accumulated benefit obligation	233	211	29	26
Fair value of plan assets	20	21	3	2

For information on pension assumptions see the “Critical accounting estimates” section.

Assumed healthcare cost trend—Domestic post- retirement healthcare benefits

The assumed healthcare cost trend rate used in determining benefit expense for 2012 is 8.00% decreasing to 4.75% in 2022. This projection is based on various economic models that forecast a decreasing growth rate of healthcare expenses over time. The underlying assumption is that healthcare expense growth cannot outpace gross national product (“GNP”) growth indefinitely, and over time a lower equilibrium growth rate will be achieved. Further, the growth rate assumed in 2022 bears a reasonable relationship to the discount rate.

An increase in the healthcare cost trend rate of one percentage point for each year would increase the accumulated post-retirement benefit obligation by $21.0 million, or 8%, and the sum of the service and interest costs by $0.8 million, or 9%. Conversely, a decrease in this rate of one percentage point for each year would decrease the benefit obligation by $18.1 million, or 7%, and the sum of the service and interest costs by $0.7 million, or 8%.

Assumed healthcare cost trend—Foreign post-retirement healthcare benefits

An increase in the healthcare cost trend rate of one percentage point for each year would increase the accumulated post-retirement benefit obligation by less than $1 million and the sum of the service and interest costs by less than $1 million. Conversely, a decrease in this rate of one percentage point for each year would decrease the benefit obligation by less than $1 million and the sum of the service and interest costs by less than $1 million.

Investment strategy and asset allocation

BNY Mellon is responsible for the administration of various pension and healthcare post-retirement benefits plans, both domestically and internationally. The domestic plans are administered by BNY Mellon’s Benefits Administration Committee, a named fiduciary. Subject to the following, at all relevant times, BNY Mellon’s Benefits Investment Committee, another named fiduciary to the domestic plan, is responsible for the investment of plan assets. The Benefits Investment Committee’s responsibilities include the investment of all domestic defined benefit plan assets, as well as the determination of investment options offered to participants in all domestic defined contribution plans. The Benefits Investment Committee conducts periodic reviews of investment performance, asset allocation and investment manager suitability. In addition, the Benefits Investment Committee has oversight of the Regional Governance Committees for the foreign defined benefit plans.

Our investment objective for U.S. and foreign plans is to maximize total return while maintaining a broadly diversified portfolio for the primary purpose of satisfying obligations for future benefit payments.

Equities are the main holding of the plans. Alternative investments (including private equities) and fixed income securities provide diversification and, in certain cases, lower the volatility of returns. In general, equity securities and alternative investments within any domestic plan’s portfolio can be maintained in the range of 30% to 70% of total plan assets, fixed-income securities can range from 20% to 50% of plan assets and cash equivalents can be held in amounts ranging from 0% to 5% of plan assets. Actual asset allocation within the approved ranges varies from time to time based on economic conditions (both current and forecast) and the advice of professional advisors.

Our pension assets were invested as follows at Dec. 31, 2011 and 2010:

Asset allocations	Domestic		Foreign
	2011	2010	2011	2010
Equities	52%	57%	64%	55%
Fixed income	38	33	29	28
Private equities	3	3	-	-
Alternative investment	6	6	3	9
Real estate	-	-	3	3
Cash	1	1	1	5
Total pension benefits	100%	100%	100%	100%

We held no BNY Mellon Corporation stock in our pension plans at Dec. 31, 2010 and 2011. Assets of the U.S. post-retirement healthcare plan are invested in an insurance contract.

BNY Mellon expects to make cash contributions to fund its defined benefit pension plans in 2012 of $18 million for the domestic plans and $26 million for the foreign plans.

BNY Mellon expects to make cash contributions to fund its post-retirement healthcare plans in 2012 of $24 million for the domestic plans and less than $1 million for the foreign plans.

The following benefit payments for BNY Mellon’s pension and healthcare plans, which reflect expected future service as appropriate, are expected to be paid:

Expected benefit payments
(in millions)	Domestic	Foreign
Pension benefits:
Year 2012	$177	$9
2013	183	11
2014	197	11
2015	213	13
2016	233	17
2017-2021	1,256	101
Total pension benefits	$2,259	$162
Healthcare benefits:
Year 2012	$24	$-
2013	24	-
2014	24	-
2015	24	-
2016	25	-
2017-2021	119	1
Total healthcare benefits	$240	$1

Effective Jan. 1, 2011, the U.S. pension plan was amended to reduce benefits earned by participants for service after 2010, and to freeze plan participation such that no new employees will enter the plan after Dec. 31, 2010.

Fair value measurement of plan assets

In accordance with ASC 715, BNY Mellon has established a three-level hierarchy for fair value measurements of its pension plan assets based upon the transparency of inputs to the valuation of an asset as of the measurement date. The valuation hierarchy is consistent with guidance in ASC 820 which is detailed in Note 22 of the Notes to Consolidated Financial Statements.

The following is a description of the valuation methodologies used for assets measured at fair value, as well as the general classification of such assets pursuant to the valuation hierarchy.

Cash and currency

This category consists primarily of foreign currency balances. Foreign currency is translated monthly based on current exchange rates.

Common and preferred stock and exchange traded funds

These types of securities are valued at the closing price reported in the active market in which the individual securities are traded, if available. Where there are no readily available market quotations, we determine fair value primarily based on pricing sources with reasonable levels of price transparency.

Venture capital investments and partnership interests

There are no readily available market quotations for these funds. The fair value of the investments is based on the Plan’s ownership percentage of the fair value of the underlying funds as provided by the fund managers. These funds are typically valued on a quarterly basis. The Plan’s venture capital investments and partnership interests are valued at NAV as a practical expedient for fair value.

Collective trust funds

There are no readily available market quotations for these funds. The fair value of the fund is based on the securities in the portfolio, which typically is the amount that the fund might reasonably expect to receive for the securities upon a sale. These funds are either valued on a daily or monthly basis.

Corporate debt and U.S. and sovereign government obligations

Certain corporate debt and government obligations are valued at the closing price reported in the active market in which the bonds are traded. Other corporate debt and government obligations are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar bonds, the bonds are valued using discounted cash flows that maximize observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks.

U.S. Treasury securities

Treasury securities are valued at the closing price reported in the active market in which the individual security is traded.

Funds of funds

There are no readily available market quotations for these funds. The fair value of the fund is based on NAVs of the funds in the portfolio, which reflects the value of the underlying securities. The fair value of the underlying securities is typically the amount that the fund might reasonably expect to receive upon selling those hard to value or illiquid securities within the portfolios. For securities that are readily valued, fair value is the closing price at the end of the period. These funds are valued on a monthly basis.

The following tables present the fair value of each major category of plan assets as of Dec. 31, 2011 and Dec. 31, 2010, by captions and by ASC 820 valuation hierarchy. There were no transfers between Level 1 and Level 2.

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Collective trust funds	$-	$1,070	$-	$1,070
Common and preferred stock	893	-	-	893
Corporate debt obligations	-	792	-	792
U.S. and sovereign government obligations	385	83	-	468
Funds of funds	-	-	128	128
Venture capital and partnership interests	-	-	121	121
Exchange traded funds	57	-	-	57
Total domestic plan assets, at fair value	$1,335	$1,945	$249	$3,529

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$312	$121	$-	$433
Sovereign/government obligation funds	22	102	-	124
Corporate debt funds	-	63	14	77
Cash and currency	7	-	-	7
Venture capital and partnership interests	-	-	40	40
Total foreign plan assets, at fair value	$341	$286	$54	$681

Plan assets measured at fair value on a recurring basis— domestic plans at Dec. 31, 2010
(in millions)	Level 1	Level 2	Level 3	Total fair value
Collective trust funds	$-	$1,181	$-	$1,181
Common and preferred stock	938	-	-	938
Corporate debt obligations	-	777	-	777
U.S. and sovereign government obligations	271	209	-	480
Funds of funds	-	-	134	134
Venture capital and partnership interests	-	-	115	115
Exchange traded funds	3	-	-	3
Total domestic plan assets, at fair value	$1,212	$2,167	$249	$3,628

Plan assets measured at fair value on a recurring basis— foreign plans at Dec. 31, 2010
(in millions)	Level 1	Level 2	Level 3	Total fair value
Equity funds	$234	$126	$-	$360
Sovereign/government obligation funds	57	46	-	103
Corporate debt funds	-	67	14	81
Cash and currency	26	-	-	26
Venture capital and partnership interests	-	-	41	41
Total foreign plan assets, at fair value	$317	$239	$55	$611

Changes in Level 3 fair value measurements

The table below includes a rollforward of the plan assets for the years ended Dec. 31, 2011 and 2010 (including the change in fair value), for financial instruments classified in Level 3 of the valuation hierarchy.

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2011
(in millions)	Funds of funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$134	$115	$249
Total gains or (losses):
Included in earnings (or changes in net assets)	(2)	20	18
Purchases, issuances, sales and settlements:
Purchases	-	7	7
Sales	(4)	(21)	(25)
Fair value at Dec. 31, 2011	$128	$121	$249
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$2	$8	$10

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2011
(in millions)	Corporate debt funds	Venture capital and partnership interests	Total plan assets at fair value
Fair value at Dec. 31, 2010	$14	$41	$55
Total gains or (losses) included in earnings (or changes in net assets)	-	1	1
Purchases, issuances, sales and settlements:
Purchases	-	4	4
Sales	-	(6)	(6)
Fair value at Dec. 31, 2011	$14	$40	$54
The amount of total gains or (losses) included in earnings (or changes in net assets) attributable to the changes in unrealized gains or losses	$-	$1	$1

Fair value measurements using significant unobservable inputs—domestic plans—for the year ended Dec. 31, 2010
(in millions)	Fair value at Dec. 31, 2009	Total realized/ unrealized gains (losses)	Purchases, issuances and settlements, net	Transfers in/out-of Level 3	Fair value at Dec. 31, 2010	Changes in unrealized gains and (losses) related to plan assets held at Dec. 31, 2010
Venture capital and partnership interests	$110	$8	$(3)	$-	$115	$2
Funds of funds	121	5	8	-	134	2
Total plan assets at fair value	$231	$13	$5	$-	$249	$4

Fair value measurements using significant unobservable inputs—foreign plans—for the year ended Dec. 31, 2010
(in millions)	Fair value at Dec. 31, 2009	Total realized/ unrealized gains (losses)	Purchases, issuances and settlements, net	Transfers in/out-of Level 3	Fair value at Dec. 31, 2010	Change in unrealized gains and (losses) related to plan assets held at Dec. 31, 2010
Venture capital and partnership interests	$36	$5	$-	$-	$41	$5
Corporate debt funds	13	1	-	-	14	1
Total plan assets at fair value	$49	$6	$-	$-	$55	$6

Venture capital and partnership interests and funds of funds valued using net asset value per share

At Dec. 31, 2011, BNY Mellon had pension and post-retirement plan assets invested in venture capital and partnership interests and funds of funds valued using net asset value. The fund of funds investments are redeemable at net asset value under agreements with the fund of funds managers.

Venture capital and partnership interests and funds of funds valued using NAV—Dec. 31, 2011
(dollar amounts in millions)	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Venture capital and partnership interests (a)	$161	$36	N/A	N/A
Funds of funds (b)	128	-	Monthly	30-45 days
Total	$289	$36
(a)	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
(b)	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.

Defined contribution plans

We have an Employee Stock Ownership Plan (“ESOP”) covering certain domestic full-time employees with more than one year of service. The ESOP works in conjunction with the defined benefit pension plan. Employees are entitled to the higher of their benefit under the ESOP or such defined benefit pension plan at retirement. Benefits payable under the defined benefit pension plan are offset by the equivalent value of benefits earned under the ESOP.

Contributions are made equal to required principal and interest payments on borrowings by the ESOP. At Dec. 31, 2011 and Dec. 31, 2010, the ESOP owned 7.1 million and 7.4 million shares of our stock, respectively. The fair value of total ESOP assets was $146 million and $228 million at Dec. 31, 2011 and Dec. 31, 2010, respectively. There were no contributions and no ESOP related expense in 2011, 2010 or 2009.

We have defined contribution plans, excluding the ESOP, for which we recognized a cost of $182 million in 2011, $163 million in 2010 and $163 million in 2009.

The Benefits Investment Committee appointed Fiduciary Counselors, Inc. to serve as the independent fiduciary to (i) make certain fiduciary decisions related to the continued prudence of offering the common stock of BNY Mellon or its affiliates as an investment option under the plans other than with respect to plan sponsor decisions, and (ii) select and monitor any internally managed investments (active or passive, including mutual funds) of BNY Mellon or its affiliates to be offered to participants as investment options under the Plan.